Financial risk management (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (663)	$ (985)	$ (1,376)	$ (2,038)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(682)	(975)	(1,400)	(2,107)
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	19	(10)	24	69
Commodity Derivatives [Member] | Recognized In Other Income And Expenses [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	19	(10)	24	69
Currency Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(61)	63	(62)	78
Currency Derivatives [Member] | Swap C D I X Dollar [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(61)	62	(62)	78
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(21)	40	(41)	47
Interest Rate Derivatives [Member] | Other [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		1
Interest Rate Derivatives [Member] | Swap C D I [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(21)	40	(41)	47
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (600)	$ (1,078)	$ (1,297)	$ (2,232)